FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, MD 20814
(301) 657-1500

August 5, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Room

Re: The American Gas Index Fund, Inc.
1933 Act File No. 33-25678
1940 Act File No. 811-5702

Dear Madam or Sir:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information that would have been filed under Rule 497(c) with respect to the above-referenced Fund does not differ from the one filed in Post-Effective Amendment No. 15 that was filed electronically on July 29, 2003.

Please do not hesitate to contact the undersigned at (301) 657-7629 if you have any questions regarding this filing.

Very truly yours,

FBR American Gas Index Fund, Inc.

By:   /s/  Susan L. Silva
        Susan L. Silva
        Vice President and Controller